                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      395     4548 SH       SOLE                     4548
ARC Energy Trust               COM              001986108      212    10370 SH       SOLE                    10370
AT&T Corp                      COM              00206r102     1056    25444 SH       SOLE                    25444
Abbott Laboratories            COM              002824100      303     5663 SH       SOLE                     5663
Allied Capital Corp            COM              01903Q108      810    26155 SH       SOLE                    26155
Altium FX LTD                  COM                              13    12000 SH       SOLE                    12000
Altria Group Inc.              COM              02209S103      314     4473 SH       SOLE                     4473
American International Group   COM              026874107      786    11228 SH       SOLE                    11228
Amgen Inc                      COM              031162100      687    12425 SH       SOLE                    12425
Analog Devices Inc             COM              032654105      573    15220 SH       SOLE                    15220
Autodesk, Inc.                 COM              052769106     8260   175440 SH       SOLE                   175440
B J Services Company           COM              055482103     6902   242685 SH       SOLE                   242685
BP P.L.C.                      COM              055622104      576     7985 SH       SOLE                     7985
Bank Of America Corp           COM              060505104      955    19542 SH       SOLE                    19542
Baytex Energy Trust            COM              073176109      238    11890 SH       SOLE                    11890
Berkshire Hathaway Cl B        COM              084670207    10992     3049 SH       SOLE                     3049
Chevron                        COM              166764100    12413   147348 SH       SOLE                   147348
Chicos Fas Inc                 COM              168615102      706    29010 SH       SOLE                    29010
Cisco Systems                  COM              17275R102      253     9073 SH       SOLE                     9073
Citigroup Inc.                 COM              172967101    10578   206242 SH       SOLE                   206242
Coca Cola Co                   COM              191216100      309     5909 SH       SOLE                     5909
Colgate-Palmolive Co           COM              194162103    10371   159916 SH       SOLE                   159916
Commerce Bancshares Inc        COM              200525103      411     9065 SH       SOLE                     9065
Connocophillips                COM              20825C104      801    10206 SH       SOLE                    10206
Costco Wholesale Corp          COM              22160k105     6351   108534 SH       SOLE                   108534
DJ US Basic Materials Index    COM              464287838     6045    86090 SH       SOLE                    86090
Dell Computer                  COM              24702R101      216     7575 SH       SOLE                     7575
Devon Energy Corp New          COM              25179M103      257     3278 SH       SOLE                     3278
Disney Walt Co                 COM              254687106      243     7124 SH       SOLE                     7124
Dow Chemical Co                COM              260543103      229     5174 SH       SOLE                     5174
E M C Corp Mass Comm           COM              268648102     1008    55680 SH       SOLE                    55680
Ebay Inc                       COM              278642103     5130   159425 SH       SOLE                   159425
Emerson Electric               COM              291011104      221     4718 SH       SOLE                     4718
Entergy Corporation            COM              29364G103      644     6000 SH       SOLE                     6000
Exxon Mobil Corp               COM              30231g102    14253   169918 SH       SOLE                   169918
Fifth Third Bancorp            COM              316773100     6981   175536 SH       SOLE                   175536
Franklin Street Properties     COM              35471R106      822    49715 SH       SOLE                    49715
General Electric               COM              369604103    12808   334579 SH       SOLE                   334579
Graphic Packaging Corp New     COM              388688103      116    24000 SH       SOLE                    24000
Home Depot                     COM              437076102     1203    30566 SH       SOLE                    30566
I Shares Dow Jones US Energy   COM              464287796     1211    10100 SH       SOLE                    10100
I Shares Dow Jones US Telecom  COM              464287713     2079    61660 SH       SOLE                    61660
I Shares Msci Japan Index      COM              464286848      722    49745 SH       SOLE                    49745
I Shares S&P 500 Index         COM              464287200     1369     9099 SH       SOLE                     9099
I Shares S&P 600 Small Cap     COM              464287804     2739    38517 SH       SOLE                    38517
I Shares Trust DJ US Healthcar COM              464287762     1739    25003 SH       SOLE                    25003
I Shares Trust Dow Jones Selec COM              464287168    28372   394658 SH       SOLE                   394658
I-Shares S&P 500 Barra Growth  COM              464287309      412     5995 SH       SOLE                     5995
Illinois Tool Works Inc        COM              452308109     7638   140943 SH       SOLE                   140943
Ingersoll-Rand Company         COM              G4776G101      894    16305 SH       SOLE                    16305
Intel Corp                     COM              458140100      373    15722 SH       SOLE                    15722
International Speedway Class A COM              460335201     3586    68035 SH       SOLE                    68035
Intl Business Machines         COM              459200101      553     5252 SH       SOLE                     5252
Johnson & Johnson              COM              478160104    11027   178955 SH       SOLE                   178955
Kimberly-Clark                 COM              494368103     5101    76255 SH       SOLE                    76255
Kinder Morgan Energy LP Unit L COM              494550106      350     6338 SH       SOLE                     6338
Kinetic Concepts Inc           COM              49460w208     4652    89515 SH       SOLE                    89515
Lowes Companies Inc            COM              548661107     6491   211490 SH       SOLE                   211490
McCormick & Company, Inc.      COM              579780206      218     5700 SH       SOLE                     5700
Medtronic Inc                  COM              585055106      539    10400 SH       SOLE                    10400
Microsoft Corp                 COM              594918104     1083    36741 SH       SOLE                    36741
Molson Coors Brewing CO        COM              60871r209    34660   374867 SH       SOLE                   374867
Northeast Utilities            COM              664397106      227     8000 SH       SOLE                     8000
Northrop Grumman               COM              666807102      664     8531 SH       SOLE                     8531
Occidental Petroleum Corp      COM              674599105      537     9273 SH       SOLE                     9273
Pepsico                        COM              713448108    10760   165922 SH       SOLE                   165922
Petsmart Inc                   COM              716768106     3783   116571 SH       SOLE                   116571
Pfizer Inc                     COM              717081103     4335   169521 SH       SOLE                   169521
Polar Molecular Holding Corpor COM              731019105        0   121338 SH       SOLE                   121338
PowerShares Dynamic Software P COM              73935x773     7514   368165 SH       SOLE                   368165
Powershares Dynamic Large Cap  COM              73935x609    31163  1749774 SH       SOLE                  1749774
Powershares ETF Trust Dynamic  COM              73935x823     1875   109470 SH       SOLE                   109470
Procter & Gamble               COM              742718109      989    16166 SH       SOLE                    16166
PwrShrs Dynamic Energy Explr & COM              73935x658     1721    74810 SH       SOLE                    74810
Qualcomm Inc                   COM              747525103     9091   209509 SH       SOLE                   209509
Redwood Trust Inc              COM              758075402      253     5000 SH       SOLE                     5000
Rite Aid Corporation           COM              767754104      124    19400 SH       SOLE                    19400
Royal Dutch Shell PLC - ADR A  COM              780259206      268     3300 SH       SOLE                     3300
S&P 500 Barra Value Index - I  COM              464287408      768     9404 SH       SOLE                     9404
S&P Midcap 400 Index           COM              464287507    18678   209203 SH       SOLE                   209203
Schlumberger Ltd               COM              806857108      202     2375 SH       SOLE                     2375
The Charles Schwab Corp        COM              808513105      283    13811 SH       SOLE                    13811
United Parcel Service          COM              911312106     9684   132660 SH       SOLE                   132660
Verizon Communications         COM              92343v104      601    14593 SH       SOLE                    14593
Wachovia Corp New              COM              929903102     1364    26621 SH       SOLE                    26621
Walmart Stores Inc             COM              931142103      259     5393 SH       SOLE                     5393
Wausau Paper Corp Com          COM              943315101      221    16480 SH       SOLE                    16480
Wells Fargo                    COM              949746101     5265   149709 SH       SOLE                   149709
Westamerica Bancorporation     COM              957090103      587    13260 SH       SOLE                    13260
Williams Cos Inc               COM              969457100      276     8722 SH       SOLE                     8722
Zebra Technologies Corp - Clas COM              989207105      602    15535 SH       SOLE                    15535

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [x]; Amendment Number: _1______
 This Amendment (Check only one.):    [x] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: 353590